Note 9 - Goodwill and Intangible Assets - Schedule of Finite-lived Intangible Assets, Future Amortization Expense (Details) € in Thousands	Dec. 31, 2019 EUR (€)
2020	€ 106
2021	97
2022	90
2023	83
2024	83
Total	€ 460